LOSS PER SHARE - Loss per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Yamana Gold Inc. equity holders	$ (284.6)	$ (188.5)	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.